Income Taxes (Tables)	12 Months Ended
Jun. 30, 2022
Income Taxes
Schedule of Group's Income/(Loss) before tax

	Years Ended June 30,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$

PRC	201,203	308,685	333,425	51,639
HK	(44,038)	(12,929)	(10,009)	(1,550)
Cayman and others	(251)	(5)	1,031	160
	156,914	295,751	324,447	50,249

Schedule of income tax expense

	Years Ended June 30,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$

Current	(51,512)	(86,367)	(88,861)	(13,763)
Deferred	749	(1,727)	283	44
	(50,763)	(88,094)	(88,578)	(13,719)

Schedule of reconciliation of the income tax expense between PRC statutory income tax rate and actual income tax expense

	Years Ended June 30,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$

Income before income tax expense	156,914	295,751	324,447	50,249
PRC statutory income tax rate	25%	25%	25%	25%
Income tax at PRC statutory income tax rate	(39,229)	(73,938)	(81,112)	(12,562)
Impact of different tax rates in other jurisdictions	(3,823)	(1,100)	(969)	(150)
Preferential tax treatments and tax holiday effects	43	(73)	1,110	172
Super deduction of qualified R&D expenditures	2	13	173	27
Expenses not deductible (including expenses accrued for share-based compensation amounting to RMB(92) (reversed), RMB5,487 and RMB1,835 for the years ended June 30, 2020, 2021 and 2022, respectively)	(5,621)	(9,737)	(3,011)	(468)
Valuation allowance on deferred tax assets	(2,135)	(3,259)	(4,769)	(738)
Income tax expense	(50,763)	(88,094)	(88,578)	(13,719)

Schedule of deferred income tax liabilities and assets

Amount
RMB

Balance as of June 30, 2020	3,961
Decrease due to amortization of intangible assets	(207)
Exchange translation adjustment	(206)
Balance as of June 30, 2021	3,548
Decrease due to amortization of intangible assets	(207)
Increase due to acquisition	651
Exchange translation adjustment	59
Balance as of June 30, 2022	4,051
Amount in US$	604

The Group’s deferred tax assets on June 30, 2021 and 2022 were as follows:

	As of June 30,
	2021	2022	2022
	RMB	RMB	US$

Tax loss carry forward	12,266	17,094	2,547
Contingent losses related to legal proceedings	325	—	—
Net operating losses acquired through Acquisition	—	16,259	2,423
Others	329	324	48
Less, valuation allowance	(12,271)	(32,301)	(4,813)
	649	1,376	205

Schedule of deferred tax assets valuation allowance

The Group’s deferred tax assets valuation allowance on June 30, 2022 and changes for the two years then ended were as follows:

Amount
RMB

Balance as of June 30, 2020	9,247
Increase during the year	3,259
Exchange translation adjustment	(235)
Balance as of June 30, 2021	12,271
Increase during the year	4,769
Increase due to acquisition of entities	15,206
Exchange translation adjustment	55
Balance as of June 30, 2022	32,301
Amount in US$	4,813